Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired (Details) $ in Thousands, € in Millions, £ in Millions													12 Months Ended
	Oct. 11, 2024 USD ($)	Sep. 17, 2024 USD ($)	Jun. 10, 2024 USD ($)	Jun. 10, 2024 GBP (£)	Apr. 19, 2024 USD ($)	Apr. 19, 2024 EUR (€)	Mar. 28, 2024 USD ($)	Apr. 20, 2023 USD ($)	Feb. 14, 2023 USD ($)	Jan. 05, 2023 USD ($)	Apr. 21, 2022 USD ($)	Feb. 09, 2022 USD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)
Acquisition
Cash, net of cash acquired related to acquisition													$ 290,204	$ 142,700	$ 115,561
Contingent consideration													7,043	19,550	26,043
Net working capital adjustments (receivable) / payable													248	453	1,099
Purchase price consideration													297,495	162,703	142,703
Allocated to:
Current assets, excluding cash acquired													10,122	3,864	4,471
Deferred income tax asset													77
Right-of-use assets													245	144
Other long-term assets													25
Current liabilities													(4,099)	(3,535)	(2,404)
Deferred revenue													(13,981)	(1,601)	(2,664)
Lease obligations													(245)	(144)
Deferred income tax liability													(18,169)
Net tangible assets (liabilities) assumed													(26,025)	(1,272)	(597)
Goodwill													180,951	83,704	78,616
Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired													61,573	29,400	22,150
Existing technologies
Allocated to:
Finite-lived intangible assets acquired													76,821	48,771	40,440
Trade names
Allocated to:
Finite-lived intangible assets acquired													2,223	1,100	194
Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired													1,952	1,000	1,900
Net CHB, LLC
Acquisition
Cash, net of cash acquired related to acquisition												$ 38,700			38,664
Contingent consideration															13,948
Net working capital adjustments (receivable) / payable															51
Purchase price consideration															52,663
Allocated to:
Current assets, excluding cash acquired															469
Current liabilities															(367)
Net tangible assets (liabilities) assumed															102
Goodwill															26,797
Net CHB, LLC | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired															10,900
Net CHB, LLC | Existing technologies
Allocated to:
Finite-lived intangible assets acquired															14,100
Net CHB, LLC | Trade names
Allocated to:
Finite-lived intangible assets acquired															64
Net CHB, LLC | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired															700
Foxtrot
Acquisition
Cash, net of cash acquired related to acquisition											$ 4,200				4,228
Net working capital adjustments (receivable) / payable															66
Purchase price consideration															4,294
Allocated to:
Current assets, excluding cash acquired															835
Current liabilities															(22)
Deferred revenue															(336)
Net tangible assets (liabilities) assumed															477
Goodwill															1,527
Foxtrot | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired															650
Foxtrot | Existing technologies
Allocated to:
Finite-lived intangible assets acquired															1,640
XPS
Acquisition
Cash, net of cash acquired related to acquisition															61,096
Contingent consideration															9,425
Net working capital adjustments (receivable) / payable															978
Purchase price consideration															71,499
Allocated to:
Current assets, excluding cash acquired															2,449
Current liabilities															(1,483)
Deferred revenue															(2,196)
Net tangible assets (liabilities) assumed															(1,230)
Goodwill															43,529
XPS | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired															8,100
XPS | Existing technologies
Allocated to:
Finite-lived intangible assets acquired															20,000
XPS | Trade names
Allocated to:
Finite-lived intangible assets acquired															100
XPS | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired															1,000
Supply Vision
Acquisition
Cash, net of cash acquired related to acquisition										$ 11,600					11,573
Contingent consideration															2,670
Net working capital adjustments (receivable) / payable															4
Purchase price consideration															14,247
Allocated to:
Current assets, excluding cash acquired															718
Current liabilities															(532)
Deferred revenue															(132)
Net tangible assets (liabilities) assumed															54
Goodwill															6,763
Supply Vision | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired															2,500
Supply Vision | Existing technologies
Allocated to:
Finite-lived intangible assets acquired															4,700
Supply Vision | Trade names
Allocated to:
Finite-lived intangible assets acquired															30
Supply Vision | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired															$ 200
OCR
Acquisition
Cash, net of cash acquired related to acquisition							$ 82,800						82,849
Net working capital adjustments (receivable) / payable													164
Purchase price consideration													83,013
Allocated to:
Current assets, excluding cash acquired													4,669
Deferred income tax asset													77
Right-of-use assets													59
Other long-term assets													13
Current liabilities													(906)
Deferred revenue													(11,145)
Lease obligations													(59)
Deferred income tax liability													(13,107)
Net tangible assets (liabilities) assumed													(20,399)
Goodwill													52,112
OCR | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired													24,200
OCR | Existing technologies
Allocated to:
Finite-lived intangible assets acquired													25,000
OCR | Trade names
Allocated to:
Finite-lived intangible assets acquired													1,500
OCR | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired													600
ASD
Acquisition
Cash, net of cash acquired related to acquisition					$ 62,500	€ 58.7							62,522
Net working capital adjustments (receivable) / payable													124
Purchase price consideration													62,646
Allocated to:
Current assets, excluding cash acquired													4,445
Other long-term assets													6
Current liabilities													(1,108)
Deferred revenue													(330)
Deferred income tax liability													(3,319)
Net tangible assets (liabilities) assumed													(306)
Goodwill													35,604
ASD | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired													12,247
ASD | Existing technologies
Allocated to:
Finite-lived intangible assets acquired													14,377
ASD | Trade names
Allocated to:
Finite-lived intangible assets acquired													298
ASD | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired													426
BoxTop
Acquisition
Cash, net of cash acquired related to acquisition			$ 12,100	£ 9.5									12,111
Net working capital adjustments (receivable) / payable													(19)
Purchase price consideration													12,092
Allocated to:
Current assets, excluding cash acquired													58
Right-of-use assets													186
Other long-term assets													1
Current liabilities													(488)
Deferred revenue													(454)
Lease obligations													(186)
Deferred income tax liability													(1,743)
Net tangible assets (liabilities) assumed													(2,626)
Goodwill													7,747
BoxTop | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired													2,926
BoxTop | Existing technologies
Allocated to:
Finite-lived intangible assets acquired													3,944
BoxTop | Trade names
Allocated to:
Finite-lived intangible assets acquired													25
BoxTop | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired													76
MCP
Acquisition
Cash, net of cash acquired related to acquisition		$ 22,500											22,508
Contingent consideration													1,679
Net working capital adjustments (receivable) / payable													(217)
Purchase price consideration													23,970
Allocated to:
Current assets, excluding cash acquired													17
Current liabilities													(1,160)
Deferred revenue													(1,816)
Net tangible assets (liabilities) assumed													(2,959)
Goodwill													13,429
MCP | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired													4,900
MCP | Existing technologies
Allocated to:
Finite-lived intangible assets acquired													8,300
MCP | Trade names
Allocated to:
Finite-lived intangible assets acquired													150
MCP | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired													150
Sellercloud
Acquisition
Cash, net of cash acquired related to acquisition	$ 110,200												110,214
Contingent consideration													5,364
Net working capital adjustments (receivable) / payable													196
Purchase price consideration													115,774
Allocated to:
Current assets, excluding cash acquired													933
Other long-term assets													5
Current liabilities													(437)
Deferred revenue													(236)
Net tangible assets (liabilities) assumed													265
Goodwill													72,059
Sellercloud | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired													17,300
Sellercloud | Existing technologies
Allocated to:
Finite-lived intangible assets acquired													25,200
Sellercloud | Trade names
Allocated to:
Finite-lived intangible assets acquired													250
Sellercloud | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired													$ 700
Localz Pty Ltd
Acquisition
Cash, net of cash acquired related to acquisition								$ 5,900						5,857
Net working capital adjustments (receivable) / payable														(5)
Purchase price consideration														5,852
Allocated to:
Current assets, excluding cash acquired														619
Current liabilities														(227)
Deferred revenue														(1,465)
Net tangible assets (liabilities) assumed														(1,073)
Goodwill														954
Localz Pty Ltd | Existing technologies
Allocated to:
Finite-lived intangible assets acquired														5,971
GroundCloud
Acquisition
Cash, net of cash acquired related to acquisition									$ 136,800					136,843
Contingent consideration														19,550
Net working capital adjustments (receivable) / payable														458
Purchase price consideration														156,851
Allocated to:
Current assets, excluding cash acquired														3,245
Right-of-use assets														144
Current liabilities														(3,308)
Deferred revenue														(136)
Lease obligations														(144)
Net tangible assets (liabilities) assumed														(199)
Goodwill														82,750
GroundCloud | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired														29,400
GroundCloud | Existing technologies
Allocated to:
Finite-lived intangible assets acquired														42,800
GroundCloud | Trade names
Allocated to:
Finite-lived intangible assets acquired														1,100
GroundCloud | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired														$ 1,000